SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2021	Oct. 01, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 4,816,756		$ 23,987
Less accumulated depreciation	(1,911,719)	$ (2,287,231)	(23,987)
Property and equipment, net	2,905,037
Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 4,816,756		$ 23,987